Capital and Reserves (Tables)	6 Months Ended
Jun. 30, 2023
Texts Block [Abstract]
Summary Of Movements In GHI Shares and GHL Ordinary Shares

The movement in GHL Ordinary Shares during the six months ended June 30, 2023 is as follows:

(in thousands of shares)	Class A ordinary shares	Class B ordinary shares

In issue at January 1 – in issue	3,736,078	125,780
Restricted share units vested	44,729	4,498
Exercise of share options	923	—
Equity stock purchase plan issuance	2,890	—
Conversion of Class B ordinary shares to Class A ordinary shares	5,928	(5,928)
In issue at June 30	3,790,548	124,350
Restricted ordinary shares issued but not fully vested	—	(10,817)
In issue at June 30 – fully paid	3,790,548	113,533